Convertible Notes Payable (Details) - USD ($)	3 Months Ended	12 Months Ended
	Apr. 30, 2018	Jan. 31, 2018	Jan. 31, 2017	Feb. 06, 2018	May 26, 2016
Short-term Debt [Line Items]
Total convertible notes payable		$ 224,537	$ 203,449
Less: current portion of convertible notes payable	$ (202,701)	(146,708)	(54,385)
Less: discount on noncurrent convertible notes payable	0	(50,800)	(278,882)
Convertible notes payable, net of discount		17,185	28,815
Less: current portion of convertible notes payable	202,701	146,708	54,385
Less: discount on current convertible notes payable	(368,853)	(224,861)	(112,323)
10% Convertible Note Due July 31, 2017 [Member]
Short-term Debt [Line Items]
Total convertible notes payable	$ 72,640	$ 72,640	$ 73,940
Debt instrument, issuance date	Jul. 31, 2015	Jul. 31, 2015	Jul. 31, 2015
Debt instrument, conversion price (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
10% Convertible Note Due October 31, 2018 [Member]
Short-term Debt [Line Items]
Total convertible notes payable	$ 156,976	$ 156,976	$ 156,976
Debt instrument, issuance date	Oct. 31, 2015	Oct. 31, 2015	Oct. 31, 2015
Debt instrument, conversion price (in dollars per share)	$ 0.50	$ 0.50	$ 0.50
8% Convertible Note Due January 31, 2019 [Member]
Short-term Debt [Line Items]
Total convertible notes payable	$ 82,735	$ 82,735	$ 82,735
Debt instrument, issuance date	Jan. 31, 2016	Jan. 31, 2016	Jan. 31, 2016
10% Convertible Note Due March 14, 2017 [Member]
Short-term Debt [Line Items]
Total convertible notes payable	$ 1,217	$ 1,217	$ 1,217
Debt instrument, issuance date	Mar. 14, 2016	Mar. 14, 2016	Mar. 14, 2016
8% Convertible Note Due March 14, 2017 [Member]
Short-term Debt [Line Items]
Total convertible notes payable			$ 16,551
Debt instrument, issuance date		Mar. 14, 2016	Mar. 14, 2016
8% Convertible Note Due May 26, 2017 [Member]
Short-term Debt [Line Items]
Total convertible notes payable	$ 67,986	$ 67,986	$ 67,986
Debt instrument, issuance date	May 26, 2016	May 26, 2016	May 26, 2016
8% Convertible Note Due May 26, 2017 [Member]
Short-term Debt [Line Items]
Total convertible notes payable			$ 75,000
Debt instrument, issuance date		May 26, 2016	May 26, 2016
Debt instrument, conversion price (in dollars per share)					$ 0.00005
8% Convertible Note Due September 6, 2017 [Member]
Short-term Debt [Line Items]
Total convertible notes payable		$ 18,000
Debt instrument, issuance date	Sep. 06, 2017	Sep. 06, 2016	Sep. 06, 2016
Debt instrument, conversion price (in dollars per share)	$ 0.00005	$ 0.00005	$ 0.00005	$ 0.00005
8% Convertible Note Due September 06, 2017 [Member]
Short-term Debt [Line Items]
Total convertible notes payable	$ 40,000	$ 40,000
Debt instrument, issuance date	Sep. 06, 2017	Sep. 06, 2017	Sep. 06, 2017
Debt instrument, conversion price (in dollars per share)	$ 0.00005	$ 0.00005	$ 0.00005
Convertible Notes Payable [Member]
Short-term Debt [Line Items]
Total convertible notes payable	$ 571,554	$ 439,554	$ 474,405
Less: current portion of convertible notes payable	(571,554)	(371,569)	(166,708)
Less: discount on noncurrent convertible notes payable		(50,800)	(278,882)
Convertible notes payable, net of discount		17,185	28,815
Less: current portion of convertible notes payable	571,554	371,569	166,708
Less: discount on current convertible notes payable	(368,853)	(224,861)	(112,323)
Convertible notes payable, net of discount	202,701	146,708	$ 54,385
8% Convertible Note Due November 06, 2018 [Member]
Short-term Debt [Line Items]
Total convertible notes payable	$ 150,000
Debt instrument, issuance date	Feb. 06, 2018
Debt instrument, conversion price (in dollars per share)	$ 0.00005